Summary of Accounts Receivable (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Credit Loss [Abstract]
Accounts receivable – related party $5,580 and $0 at Sept 30, 2021 and June 30, 2021, respectively.	$ 18,828	$ 35,466
Allowance for discounts		(875)
Accounts receivable, net	$ 18,828	$ 34,591